Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	6 Months Ended
Apr. 30, 2023
Schedule of Property and Equipment [Abstract]
Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years